First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.5%
	COMMUNICATIONS — 2.2%
77,109	Electronic Arts, Inc.	$15,755,682
481,266	Frontier Communications Parent, Inc.*	18,321,797
3,328	Warner Bros Discovery, Inc.*	95,913
		34,173,392
	CONSUMER DISCRETIONARY — 1.0%
647,817	Berto Acquisition Corp.*,1	6,568,864
1,466,713	Denny's Corp.*,2	9,122,955
		15,691,819
	FINANCIALS — 56.4%
246,528	1RT Acquisition Corp. - Class A*,1	2,514,586
43,124	A Paradise Acquisition Corp. - Class A*,1	433,396
2,700,952	AA Mission Acquisition Corp. - Class A*,1,3	28,819,158
215,174	AA Mission Acquisition Corp. II - Class A*,1	2,136,678
2,512,033	Agriculture & Natural Solutions Acquisition Corp. - Class A*,1,3	28,059,409
649,911	Aimei Health Technology Co., Ltd.[1,3]	7,389,488
43,030	American Exceptionalism Acquisition Corp. - Class A*,1	490,112
534,420	Andretti Acquisition Corp. II - Class A*,1	5,632,787
732,456	Apex Treasury Corp. - Class A1	7,243,990
382,749	Armada Acquisition Corp. II - Class A*,1	3,919,350
313,581	Artius II Acquisition, Inc. - Class A*,1	3,229,884
536,265	Axiom Intelligence Acquisition Corp. I - Class A*,1	5,400,189
519,082	Blue Foundry Bancorp*,2	6,452,189
206,326	Blue Water Acquisition Corp. - Class A*,1	2,129,284
645,532	BTC Development Corp. - Class A*,1	6,465,003
1,798,465	Cadence Bank[2]	77,046,241
333,594	Cal Redwood Acquisition Corp. - Class A*,1	3,395,987
353,476	Cantor Equity Partners I, Inc. - Class A*,1	3,683,220
145,794	Cantor Equity Partners II, Inc. - Class A*,1	1,641,640
1,036,601	Cantor Equity Partners III, Inc. - Class A*,1	10,573,330
859,811	Cantor Equity Partners IV, Inc. - Class A*,1	8,838,857
521,724	Cantor Equity Partners V, Inc. - Class A*,1	5,347,671
66,728	Cayson Acquisition Corp.*,1	711,320
2,479,407	Centurion Acquisition Corp. - Class A*,1,3	26,480,067
425,657	ChampionsGate Acquisition Corp. - Class A*,1,3	4,328,932
716,459	Charlton Aria Acquisition Corp. - Class A*,1,3	7,508,490
164,660	Cohen Circle Acquisition Corp. II - Class A*,1	1,686,118
649,605	Comerica, Inc.[2]	56,470,163
145,338	Crane Harbor Acquisition Corp. - Class A*,1	1,565,290
343,986	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,1	3,422,661
731,139	Digital Asset Acquisition Corp. - Class A*,1	7,457,618
1,929,288	Drugs Made In America Acquisition Corp.*,1,3	20,006,717

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,779,743	Drugs Made In America Acquisition II Corp.*,1	$17,619,456
584,860	Dune Acquisition Corp. II - Class A*,1	5,959,723
116,741	Dynamix Corp. - Class A*,1	1,201,265
430,956	Dynamix Corp. III - Class A*,1	4,262,155
515,292	EQV Ventures Acquisition Corp. II - Class A*,1	5,168,379
396,730	Evolution Global Acquisition Corp. - Class A*,1	3,915,725
372,349	Fifth Era Acquisition Corp. I - Class A*,1	3,816,577
209,438	FIGX Capital Acquisition Corp. - Class A*,1	2,106,946
265,488	Forge Global Holdings, Inc.*,2	11,830,145
344,236	FutureCrest Acquisition Corp. - Class A*,1	3,476,784
404,792	Gesher Acquisition Corp. II - Class A*,1	4,145,070
277,431	GigCapital7 Corp. - Class A*,1	2,924,123
407,455	Globa Terra Acquisition Corp. - Class A*,1	4,115,295
448,535	Gores Holdings X, Inc. - Class A*,1	4,615,425
1,897,607	GP-Act III Acquisition Corp. - Class A*,1,3	20,304,395
1,931,321	Graf Global Corp. - Class A*,1,3	20,771,357
813,897	GSR IV Acquisition Corp. - Class A*,1	8,130,831
1,373,180	Haymaker Acquisition Corp. IV - Class A*,1	15,626,788
1,335,594	Heritage Commerce Corp.	16,040,484
214,874	Highview Merger Corp. - Class A*,1	2,148,740
432,085	Inflection Point Acquisition Corp. III - Class A*,1	4,381,342
492,451	Inflection Point Acquisition Corp. IV*,1	5,279,075
517,030	Insight Digital Partners II - Class A*,1	5,123,767
431,528	Invest Green Acquisition Corp. - Class A*,1	4,246,236
477,663	Jackson Acquisition Co. II - Class A*,1	4,977,248
183,044	Jena Acquisition Corp. II - Class A*,1	1,861,557
85,590	K&F Growth Acquisition Corp. II - Class A*,1	885,001
91,247	Keen Vision Acquisition Corp.*,1	1,072,152
258,482	LaFayette Acquisition Corp.*,1	2,558,972
1,866,241	Launch One Acquisition Corp. - Class A*,1,3	19,763,492
1,183,566	Legato Merger Corp. III*,1,3	12,877,198
1,938,207	Lionheart Holdings - Class A*,1,3	20,700,051
947,683	Live Oak Acquisition Corp. V - Class A*,1	9,761,135
343,986	M3-Brigade Acquisition VI Corp. - Class A*,1	3,443,300
1,275,345	Melar Acquisition Corp. I - Class A*,1,3	13,556,917
840,990	Mountain Lake Acquisition Corp. - Class A*,1	8,746,296
30,204	New America Acquisition I Corp.*	314,424
59,190	Newbury Street II Acquisition Corp. - Class A*,1	619,127
768,067	NewHold Investment Corp. II - Class A*,1	7,957,174
69,971	OTG Acquisition Corp. I - Class A*,1	699,710
125,106	Oyster Enterprises II Acquisition Corp. - Class A*,1	1,264,822

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
412,498	Pioneer Acquisition I Corp. - Class A*,1	$4,149,730
558,455	Plum Acquisition Corp. IV - Class A*,1	5,824,686
372,540	ProCap Acquisition Corp.*,1	3,773,830
538,832	Pyrophyte Acquisition Corp. - Class A*,1,3,4	6,363,606
214,568	Pyrophyte Acquisition Corp. II - Class A*,1	2,158,554
644,211	Range Capital Acquisition Corp.*,1,3	6,796,426
756,454	Real Asset Acquisition Corp. - Class A*,1	7,715,831
274,904	Renatus Tactical Acquisition Corp. I - Class A*,1	2,933,226
292,586	Republic Digital Acquisition Co. - Class A*,1	2,962,433
469,553	RF Acquisition Corp. II*,1,2	5,061,781
4,302	Rice Acquisition Corp. III - Class A*,1	44,139
996,849	Rithm Acquisition Corp. - Class A*,1	10,357,261
375,130	Roman DBDR Acquisition Corp. II - Class A*,1	3,912,606
258,888	Safeguard Acquisition Corp. - Class A*,1	2,610,885
1,387,164	Siddhi Acquisition Corp. - Class A*,1	14,246,174
372,735	Silverbox Corp. IV - Class A*,1	3,943,536
172,638	SilverBox Corp. V*,1	1,733,286
1,625,271	SIM Acquisition Corp. I - Class A*,1,3	17,211,620
339,375	Sizzle Acquisition Corp. II*	3,448,050
85,806	Solarius Capital Acquisition Corp. - Class A*,1	862,350
879,500	Soulpower Acquisition Corp. - Class A*,1	8,926,925
295,287	Spring Valley Acquisition Corp. III - Class A*,1	2,997,163
722,581	Synovus Financial Corp.[2]	36,165,179
344,990	Tailwind 2.0 Acquisition Corp. - Class A*,1	3,401,601
431,985	Tavia Acquisition Corp.*,1	4,509,923
1,056,702	Texas Ventures Acquisition III Corp. - Class A*,1	11,253,876
627,836	Titan Acquisition Corp. - Class A*,1	6,441,597
172,110	Trailblazer Acquisition Corp. - Class A*,1	1,722,821
558,342	Translational Development Acquisition Corp. - Class A*,1	5,857,008
91,025	Two Harbors Investment Corp.	955,762
1,520,272	Vendome Acquisition Corp. I - Class A*,1,3	15,309,139
558,354	Viking Acquisition Corp. I - Class A*,1	5,527,705
643,428	Vine Hill Capital Investment Corp. - Class A*,1	6,929,720
1,808,801	Voyager Acquisition Corp. - Class A*,1	19,299,907
492,766	Wen Acquisition Corp. - Class A*,1	4,976,937
219,022	Yorkville Acquisition Corp. - Class A*,1	2,218,693
		881,352,450
	HEALTH CARE — 6.7%
938,121	Amicus Therapeutics, Inc.*	13,358,843
643,781	Astria Therapeutics, Inc.*,2	8,427,093
34,462	Avidity Biosciences, Inc.*,2	2,485,744

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
177,036	Cidara Therapeutics, Inc.*,2	$39,105,482
227,863	Exact Sciences Corp.*,2	23,141,766
252,089	Hologic, Inc.*,2	18,778,110
		105,297,038
	INDUSTRIALS — 2.3%
1,117,678	Hillenbrand, Inc.[2]	35,452,746
	MATERIALS — 1.4%
543,140	Sealed Air Corp.[2]	22,502,290
	REAL ESTATE — 3.6%
2,029,307	Alexander & Baldwin, Inc.[2]	41,884,897
684,601	Plymouth Industrial, Inc.[2]	14,979,070
		56,863,967
	TECHNOLOGY — 11.9%
1,274,985	Clearwater Analytics Holdings, Inc. - Class A*,2	30,752,638
356,674	Confluent, Inc. - Class A*,2	10,785,822
141,553	CyberArk Software Ltd.*,1,2	63,141,131
811,953	Dayforce, Inc.*,2	56,154,670
1,404,800	Jamf Holding Corp.*,2	18,276,448
539,415	SEMrush Holdings, Inc. - Class A*,2	6,413,644
		185,524,353
	TOTAL COMMON STOCKS
	(Cost $1,299,125,614)	1,336,858,055
	MASTER LIMITED PARTNERSHIPS — 0.3%
115,743	Western Midstream Partners LP	4,571,855
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $4,328,570)	4,571,855
	RIGHTS — 0.0%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
1,779,743	Drugs Made In America Acquisition II Corp., Expiration Date: September 16, 2030*,1	249,164
431,528	Invest Green Acquisition Corp., Expiration Date: November 17, 2030*,1	81,990
258,482	LaFayette Acquisition Corp.*,1	34,921
344,990	Tailwind 2.0 Acquisition Corp., Expiration Date: March 30, 2026*,1	56,578
	TOTAL RIGHTS
	(Cost $293,496)	716,149

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Units		Value
	UNITS — 3.4%
	FINANCIALS — 3.4%
172,592	Activate Energy Acquisition Corp.*,1	$1,725,920
172,512	Alussa Energy Acquisition Corp. II*,1	1,742,371
332,926	American Drive Acquisition Co.*,1	3,325,931
86,256	Blueport Acquisition Ltd.*,1	866,010
286,906	Bluerock Acquisition Corp.*,1	2,869,060
193,720	Centurion Acquisition Corp. - Class A1,3,4	2
242,151	Centurion Acquisition Corp. - Class B1,3,4	2
516,883	Crane Harbor Acquisition Corp. II*,1	5,202,427
149,484	Daedalus Special Acquisition Corp.*,1	1,502,314
196,235	GP-Act III Acquisition Corp. - Class A1,3,4	2
245,295	GP-Act III Acquisition Corp. - Class B1,3,4	3
431,446	Hall Chadwick Acquisition Corp.*,1	4,325,246
516,918	Iron Horse Acquisition II Corp.*,1	5,138,165
258,442	ITHAX Acquisition Corp. III*,1	2,574,082
86,296	Leapfrog Acquisition Corp.*,1	863,392
646,050	Meshflow Acquisition Corp.*,1	6,460,500
582,567	SC II Acquisition Corp.*,1	5,869,363
303,378	Silicon Valley Acquisition Corp.*,1	3,017,094
344,668	TGE Value Creative Solutions Corp.*,1	3,426,000
344,619	Vine Hill Capital Investment Corp. II*,1	3,453,082
		52,360,966
	TOTAL UNITS
	(Cost $52,833,249)	52,360,966

Number of Shares
	WARRANTS — 0.0%
107,587	AA Mission Acquisition Corp. II, Expiration Date: September 9, 2031*,1	21,550
161,383	BTC Development Corp., Expiration Date: August 19, 2030*,1	72,622
129,286	Dynamix Corp. III, Expiration Date: November 19, 2030*,1	41,372
86,059	FutureCrest Acquisition Corp., Expiration Date: November 5, 2030*,1	62,823
186,118	Viking Acquisition Corp. I, Expiration Date: October 30, 2030*,1	70,725
49,396	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,1	24,762
	TOTAL WARRANTS
	(Cost $0)	293,854
	SHORT-TERM INVESTMENTS — 10.7%
41,174,983	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.64%[2,5]	41,174,983

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
125,219,360	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2,5]	$125,219,360
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $166,394,343)	166,394,343
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,522,975,272)	1,561,195,222
	Assets in Excess of Other Liabilities — 0.1%	1,722,769
	TOTAL NET ASSETS — 100.0%	$1,562,917,991
	SECURITIES SOLD SHORT — (16.5)%
	COMMON STOCKS — (16.2)%
	COMMUNICATIONS — (0.0)%
(1)	Omnicom Group, Inc.	(81)
	FINANCIALS — (12.4)%
(868,134)	CVB Financial Corp.	(16,147,292)
(1,212,356)	Fifth Third Bancorp	(56,750,384)
(336,743)	Fulton Financial Corp.	(6,509,242)
(4,450,769)	Huntington Bancshares, Inc.	(77,220,842)
(378,350)	Steel Newco, Inc.*	(36,098,374)
(212,342)	UWM Holdings Corp. - Class A	(930,058)
		(193,656,192)
	HEALTH CARE — (0.2)%
(379,831)	BioCryst Pharmaceuticals, Inc.*	(2,962,682)
	TECHNOLOGY — (3.6)%
(311,486)	Palo Alto Networks, Inc.*	(57,375,721)
	TOTAL COMMON STOCKS
	(Proceeds $250,513,024)	(253,994,676)
	MASTER LIMITED PARTNERSHIPS — (0.3)%
	ENERGY — (0.3)%
(115,743)	Western Midstream Partners LP	(4,571,849)
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Proceeds $4,543,989)	(4,571,849)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $255,057,013)	$(258,566,525)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Amicus Therapeutics, Inc.
(42)	Exercise Price: $14.00, Notional Amount: $(58,800), Expiration Date: January 16, 2026*	$(840)
(302)	Exercise Price: $15.00, Notional Amount: $(453,000), Expiration Date: January 16, 2026*	(755)
	Clearwater Analytics Holdings, Inc.
(3,070)	Exercise Price: $25.00, Notional Amount: $(7,675,000), Expiration Date: February 20, 2026*	(15,350)
(1,724)	Exercise Price: $25.00, Notional Amount: $(4,310,000), Expiration Date: March 20, 2026*	(12,930)
	SEMrush Holdings, Inc.
(431)	Exercise Price: $12.50, Notional Amount: $(538,750), Expiration Date: January 16, 2026*	(1,078)
	TOTAL CALL OPTIONS
	(Proceeds $50,176)	(30,953)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $50,176)	$(30,953)

LP — Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $495,486,162, which represents 31.70% of the total net assets of the Fund.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

First Trust Merger Arbitrage Fund

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 17.7%
AI Transportation Acquisition Corp.(1)	-	$5,571,071	$-	$(5,589,932)	$362,772	$(343,911)	$-	-
AA Mission Acquisition Corp. - Class A	2,700,952	28,409,281	4,804	(1)	-	405,074	28,819,158	-
Agriculture & Natural Solutions Acquisition Corp. - Class A	2,512,033	30,894,962	5,037	(3,521,566)	232,333	448,643	28,059,409	-
Aimei Health Technology Co., Ltd.	649,911	7,356,992	-	-	-	32,496	7,389,488	-
Centurion Acquisition Corp. - Class A	2,479,407	26,157,744	-	-	-	322,323	26,480,067	-
ChampionsGate Acquisition Corp. - Class A(2)	425,657	-	4,265,868	-	-	63,064	4,328,932	-
Charlton Aria Acquisition Corp. - Class A	716,459	7,436,844	-	-	-	71,646	7,508,490	-
Drugs Made In America Acquisition Corp.	1,929,288	19,813,788	-	-	-	192,929	20,006,717	-
Embrace Change Acquistion Corp.(1)	-	2,174,400	-	(2,254,320)	252,652	(172,732)	-	-
GP Act III Acquisition Corp. - Class A	1,897,607	20,114,634	-	-	-	189,761	20,304,395	-
Graf Global Corp. - Class A	1,931,321	20,356,123	-	-	-	415,234	20,771,357	-
Horizon Space Acquisition I Corp.(1)	-	3,454,651	-	(3,496,191)	512,132	(470,592)	-	-
Inflection Point Acquisition Corp. IV(1)	-	18,647,504	-	(19,635,419)	1,674,141	(686,226)	-	-
Launch One Acquisition Corp. - Class A	1,866,241	19,632,855	-	-	-	130,637	19,763,492	-
Legato Merger Corp. III	1,183,566	17,275,816	-	(4,634,260)	303,683	(68,041)	12,877,198	-
Lionheart Holdings - Class A	1,938,207	20,370,556	-	-	-	329,495	20,700,051	-
Melar Acquisition Corp. I - Class A	1,275,345	13,403,876	-	-	-	153,041	13,556,917	-
Oak Woods Acquisition Corp. - Class A(1)	-	6,103,920	1	(6,134,181)	935,029	(904,769)	-	-
Pyrophyte Acquisition Corp. - Class A(2)	538,832	-	5,985,252	-	-	378,354	6,363,606	-
Range Capital Acquisition Corp.(2)	644,211	-	6,442,110	-	-	354,316	6,796,426	-
RF Acquisition Corp. II(1)	-	10,021,189	-	(9,755,320)	325,652	(591,521)	-	-
SIM Acquisition Corp. I - Class A	1,625,271	17,065,345	-	-	-	146,275	17,211,620	-
Vendome Acquisition Corp. I - Class A	1,520,272	15,096,301	-	-	-	212,838	15,309,139	-
							276,246,462
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A	193,720	2	-	-	-	-	2	-
Centurion Acquisition Corp. - Class B	242,151	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class A	196,235	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class B	245,295	3	-	-	-	(1)	2	-
							8
Total	26,711,981	$309,357,861	$16,703,072	$(55,021,190)	$4,598,394	$608,333	$276,246,470	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.